FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended SEPT 30,2011
                                              _________________


CHECK HERE IF AMENDMENT:         [ X] AMENDMENT NUMBER:1
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  John McEwing
Title: Compliance Officer
Phone: +44-207-858-1070

Signature, Place and Date of Signing

SIGNATURE:	John McEwing


PLACE:		London, UNITED KINGDOM


DATE:		OCTOBER 6, 2011
                _________________

REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	28 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 926668.223 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL         COL         COL  COL  COL
1                    2          3         4           5           6    7    8
_______________________________________________________________________________
	             Title of             Value       SH/         INV  OTH  VOTE
Name of Issuer	     Class      CUSIP     (x$1000)    PRN         DISC MGRS AUTH
_______________________________________________________________________________
Cia de Minas Buen    ADR        204448104 9665.187    256371   SH Sole None Sole
DR Horton Inc        COM 	23331A109 55813.048   6180847  SH Sole None Sole
DR Horton Inc        COM 	23331A109 1061.838    117590SH SH Sole None None
Embraer SA           ADR        29082A107 25543.581   1007239  SH Sole None Sole
Hewlett-Packard Co   COM 	428236103 115318.915  5136700  SH Sole None Sole
Hewlett-Packard Co   COM 	428236103 1364.960    60800    SH Sole None None
Infosys Ltd          ADR        456788108 4620.930    90500    SH Sole None Sole
Johnson & Johnson    COM 	478160104 160531.409  2520512  SH Sole None Sole
Johnson & Johnson    COM 	478160104 2748.224    43150    SH Sole None None
Lexmark Int. Inc     COM 	529771107 189.210     7000     SH Sole None Sole
Microsoft Corp       COM 	594918104 199241.189  8004869  SH Sole None Sole
Microsoft Corp       COM 	594918104 3427.353    137700   SH Sole None None
Natuzzi SpA          ADR        63905A101 122.822     43400    SH Sole None Sole
Newfield Expl. Co    COM 	651290108 174.504     4400     SH Sole None Sole
Oceaneering Int. Inc COM 	675232102 176.750     5000     SH Sole None Sole
Petroleo Brasileiro  ADR        71654V101 21215.850   1023931  SH Sole None Sole
Pfizer Inc           COM 	717081103 125804.498  7115639  SH Sole None Sole
Pfizer Inc           COM 	717081103 2353.208    133100   SH Sole None None
Pulte Group Inc      COM 	745867101 18582.021   4704309  SH Sole None Sole
Pulte Group Inc      COM 	745867101 306.520     77600    SH Sole None None
Sino-Forest Corp     COM 	82934H101 1531.829    1118123  SH Sole None Sole
SK Telecom Co Ltd    ADR        78440P108 13306.792   946429   SH Sole None Sole
Telekomunikasi Ind.  ADR        715684106 15830.686   479137   SH Sole None Sole
Ternium SA           ADR        880890108 9479.475    455744   SH Sole None Sole
Time Warner Inc      COM 	887317303 128985.036  4303805  SH Sole None Sole
Time Warner Inc      COM 	887317303 2268.729    75700    SH Sole None None
Toll Brothers Inc    COM 	889478103 170.038     11800    SH Sole None Sole
Turkcell Ilet. Hiz.  ADR        900111204 6833.621    606355   SH Sole None Sole